Balance Sheets Audited (USD $)	Jun. 30, 2012	May 15, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 26,781,000	$ 1,000	$ 1,000	$ 1,000
Total assets	2,064,860,000		1,000	1,000
STOCKHOLDERS' EQUITY
Commitments and contingencies Note (3)
Common Stock, $0.01 par value. 100,000 shares authorized, 100 shares issued and outstanding.	103,000		1
Additional paid-in capital	204,308,000		999	1,000
Total Stockholders' Equity	$ 208,672,000	$ 1,000	$ 1,000	$ 1,000